Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)	6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 SGD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 SGD ($) $ / shares shares
Operating revenues
Total operating revenues	$ 1,602,471	$ 2,167,021		$ 3,382,514
Cost of revenues
Cost of revenue	(1,008,191)	(1,363,376)		(1,856,142)
Gross profit	594,280	803,645		1,526,372
Operating expenses
Technology and development expenses	(810,952)	(1,096,651)		(857,584)
Selling and marketing expense	(627,453)	(848,504)	$ (721,563)	(1,003,189)
General and administrative expense	(1,098,516)	(1,485,521)		(806,158)
Operating expenses	(2,536,921)	(3,430,676)		(2,666,931)
Operating income loss	(1,942,641)	(2,627,031)		(1,140,559)
Other income (expense):
Interest income	18,083	24,454		3,983
Interest expense	(12,365)	(16,721)		(18,740)
Government grants	6,210	8,399		205,113
Foreign exchange loss	84,311	114,013		14,791
Total other income, net	96,239	130,145		205,147
Loss before income tax	(1,846,402)	(2,496,886)		(935,412)
Income tax expense | $
NET LOSS	(1,846,402)	(2,496,886)		(935,412)
Less: Net loss attributable to non-controlling interest	(16,291)	(22,030)		(15,998)
Net loss attributable to OHMYHOMELTD	(1,830,111)	(2,474,856)		(919,414)
OTHER COMPREHENSIVE INCOME/(LOSS)
Foreign currency translation adjustment	23,966	32,408		(11,736)
TOTAL COMPREHENSIVE LOSS	(1,870,368)	(2,529,294)		(947,148)
Less: Comprehensive loss attributable to non-controlling interests	(16,291)	(22,030)		(15,998)
COMPREHENSIVE LOSS ATTRIBUTABLE TO OHMYHOME LIMITED	$ (1,854,077)	$ (2,507,264)		$ (931,150)
Weighted average number of ordinary shares:
Weighted average number of ordinary shares outstanding - basic	19,050,000	19,050,000	16,250,000	16,250,000
Weighted average number of ordinary shares outstanding - diluted	19,050,000	19,050,000	16,250,000	16,250,000
Loss per share - basic | (per share)	$ (0.10)	$ (0.13)		$ (0.06)
Loss per share - diluted | (per share)	$ (0.10)	$ (0.13)		$ (0.06)
Brokerage Services [Member]
Operating revenues
Total operating revenues	$ 995,138	$ 1,345,726		$ 1,695,673
Cost of revenues
Cost of revenue	(541,988)	(732,930)		(815,061)
Brokerage Services [Member] | Independent Third Parties [Member]
Operating revenues
Total operating revenues	986,791	1,334,438		1,692,773
Brokerage Services [Member] | Related Parties [Member]
Operating revenues
Total operating revenues	8,347	11,288		2,900
Emerging and Other Services [Member]
Operating revenues
Total operating revenues	607,333	821,295		1,686,841
Cost of revenues
Cost of revenue	(466,203)	(630,446)		(1,041,081)
Emerging and Other Services [Member] | Independent Third Parties [Member]
Operating revenues
Total operating revenues	229,429	310,255		638,776
Emerging and Other Services [Member] | Related Parties [Member]
Operating revenues
Total operating revenues	$ 377,904	$ 511,040		$ 1,048,065